TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2019	2020
Trade payables	13,875	16,999
Other payables	449	578
Total trade and other payables	14,324	17,577

Schedule of trade payables

	2019	2020
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,374	1,204
Purchases of equipments, materials, and services	732	703
Payables to other telecommunication providers	136	250
Sub-total	2,242	2,157
Third parties
Purchases of equipments, materials, and services	10,563	11,928
Payables to other telecommunication providers	1,070	2,914
Sub-total	11,633	14,842
Total	13,875	16,999

Schedule of trade payables by currency

	2019	2020
Rupiah	12,027	14,895
U.S. Dollar	1,801	2,012
Others	47	92
Total	13,875	16,999